Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-currentassets
Intangible assets	$ 1,431	$ 1,343
Property, plant, and equipment	7,226	16,900
Other non-current financial assets	1,004	691
Total non-current assets	9,661	18,935
Current assets
Inventories	250	118
Trade receivables	2,753	3,627
Subsidies receivables	9,524	8,723
Other current assets	13,713	8,870
Current financial assets	40,602	36,592
Cash and cash equivalents	256,380	254,568
Total current assets	323,221	312,498
TOTAL ASSETS	332,882	331,432
Shareholders' equity
Share capital	2,367	2,332
Premiums related to the share capital	614,037	568,185
Treasury share reserve	(297)	(416)
Currency translation adjustment	1,978	(22,174)
Retained earnings (deficit)	(251,927)	(207,875)
Net income (loss)	(99,368)	(67,255)
Total shareholders' equity-Group Share	266,791	272,795
Non-controlling interests	19,113	1,876
Total shareholders' equity	285,904	274,671
Non-current liabilities
Non-current financial liabilities	13	30
Non-current provisions	3,430	560
Total non-current liabilities	3,443	590
Current liabilities
Current financial liabilities	21	1,730
Trade payables	9,460	9,722
Deferred revenues and deferred income	26,056	38,929
Current provisions	1,427	594
Other current liabilities	6,570	5,196
Total current liabilities	43,534	56,171
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 332,882	$ 331,432